Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2019
Right-of-use assets and lease liabilities [Abstract]
Right-of-use assets and lease liabilities
5.	Right-of-use assets and lease liabilities

As of January 1, 2019, the Company recognized CHF 2.2 million of right-of-use of leased assets and lease liabilities. Thereof CHF 2.1 million was related to buildings and CHF 0.1 million to office equipment.

For the year ended December 31, 2019, the Company recognized depreciation expense of CHF 0.4 million for buildings and an immaterial amount for office and IT equipment. As of December 31, 2019, the Company remeasured the lease liability associated with its buildings due to a change in the estimated lease term. The Company therefore increased its lease liability with a corresponding adjustment to the right-of-use asset by CHF 0.4 million in Q4 2019.

Regarding lease liabilities, the amortization depends on the rate implicit in the contract or the incremental borrowing rate for the respective lease component. The weighted averages of the incremental borrowing rates are 2.5% for buildings, 4.2% for office equipment and 2.6% for IT equipment, respectively.

The following table shows the movements in the net book values of right-of-use of leased assets for the year ended December 31, 2019:

	Buildings	Office Equipment	IT Equipment	Total
	(in CHF thousands)
Balance as of January 1, 2019	2,106	79	—	2,185
Additions	400	29	71	500
Disposals	—	(10)	—	(10)
Depreciation	(400)	(17)	(3)	(420)
Balance as of December 31, 2019	2,106	81	68	2,255

The Company’s total expense for short-term leases and leases of low-value was CHF 0.6 million for the year ended December 31, 2019. There are no variable lease payments which are not included in the measurement of lease obligations. All extension options have been included in the measurement of lease liabilities.

The following table presents the contractual undiscounted cash flows for lease liabilities as of December 31, 2019:

(in CHF thousands)
Within one year	485
Between one and three years	970
Between three and five years	948
Total	2,403